Marketable Securities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Marketable securities bonds with carrying values	$ 5.2	$ 4.9	$ 4.6